Income Taxes - Changes in Deferred Income Tax (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of income taxes [line items]
Beginning balance	$ (271.6)	$ (232.4)	$ (244.6)
Temporarily non-deductible provisions	68.5	43.1	115.8
Tax loss carryforwards	0.3	1.1	(4.0)
Functional currency effect of the non monetary assets	(211.9)	16.4	(117.4)
Gains not realized from sales of Parent Company to subsidiairies	(8.6)	0.4	7.3
Effect of differences by fixed asset	26.1	(23.4)	15.6
Differences between basis: account x tax	27.1	(73.6)	(5.2)
Discontinued operation		(3.2)	0.1
Ending balance	(370.1)	(271.6)	(232.4)
From the statement of income [member]
Disclosure of income taxes [line items]
Beginning balance	(314.1)	(250.2)	(279.5)
Temporarily non-deductible provisions	68.5	43.1	115.8
Tax loss carryforwards	0.3	1.1	(4.0)
Functional currency effect of the non monetary assets	(211.9)	16.4	(117.4)
Gains not realized from sales of Parent Company to subsidiairies	(8.6)	0.4	7.3
Effect of differences by fixed asset	26.1	(23.4)	15.6
Differences between basis: account x tax	20.9	(70.8)	3.9
Discontinued operation		(30.7)	8.1
Ending balance	(418.8)	(314.1)	(250.2)
Other comprehensive income [member]
Disclosure of income taxes [line items]
Beginning balance	42.5	17.8	34.9
Differences between basis: account x tax	6.2	(2.8)	(9.1)
Discontinued operation		27.5	(8.0)
Ending balance	$ 48.7	$ 42.5	$ 17.8